Document and Entity Information	Nov. 21, 2019
Cover [Abstract]
Entity Registrant Name	ENANTA PHARMACEUTICALS, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001177648
Document Period End Date	Nov. 21, 2019
Entity Emerging Growth Company	false
Entity File Number	001-35839
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3205099
Entity Address, Address Line One	500 Arsenal Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	607-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	ENTA
Name of each exchange on which registered	NASDAQ